Share-based compensation Options granted (Details) - Second Share Option Plan	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2023 BRL (R$)	Dec. 31, 2022 $ / shares	Dec. 31, 2022 BRL (R$)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Period after vesting when share options are exercisable		60 days
Expenses from share-based payment transactions with employees | R$		R$ 6,121,000		R$ 5,845,000
Grant date		Jan. 03, 2023		Dec. 11, 2020
Expiry date		Oct. 02, 2029		Sep. 09, 2028
Share price at grant date	$ 18.43		$ 14.30
Exercise price	$ 16.00		$ 16.00
Expected price volatility		59.15%		53.96%
Risk-free interest rate		11.34%		8.22%